Investments - Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Trading Investments in Fixed Income Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	$ 1,497.7	$ 2,025.6
Gross Unrealized Gains	7.7	6.1
Gross Unrealized Losses	(16.7)	(67.3)
Fair Market Value	1,488.7	1,964.4
Fixed income investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	1,207.7	1,527.0
Gross Unrealized Gains	6.2	4.7
Gross Unrealized Losses	(14.0)	(46.0)
Fair Market Value	1,199.9	1,485.7
U.S. government
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	262.9	248.7
Gross Unrealized Gains	0.6	0.5
Gross Unrealized Losses	(2.2)	(3.7)
Fair Market Value	261.3	245.5
Municipal
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	1.6	3.3
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	(0.2)
Fair Market Value	1.6	3.1
Corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	155.5	178.8
Gross Unrealized Gains	0.5	0.7
Gross Unrealized Losses	(4.9)	(8.0)
Fair Market Value	151.1	171.5
High yield loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	101.7	90.8
Gross Unrealized Gains	0.9	1.3
Gross Unrealized Losses	(0.2)	0.0
Fair Market Value	102.4	92.1
Non-U.S. government-backed corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	2.8	8.6
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	(0.3)
Fair Market Value	2.8	8.3
Non-U.S. government
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	24.4	35.8
Gross Unrealized Gains	0.1	0.1
Gross Unrealized Losses	(0.1)	(1.1)
Fair Market Value	24.4	34.8
Asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	624.6	936.0
Gross Unrealized Gains	4.1	2.1
Gross Unrealized Losses	(3.5)	(29.9)
Fair Market Value	625.2	908.2
Agency mortgage-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	34.2	25.0
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(3.1)	(2.8)
Fair Market Value	31.1	22.2
Short-term investments — Available for sale
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	1.0	2.1
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Fair Market Value	1.0	2.1
Catastrophe bonds, trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	1.0	1.6
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Fair Market Value	1.0	1.6
Privately-held investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	288.0	494.9
Gross Unrealized Gains	1.5	1.4
Gross Unrealized Losses	(2.7)	(21.3)
Fair Market Value	286.8	475.0
Commercial mortgage loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	80.9	293.2
Gross Unrealized Gains	0.5	1.0
Gross Unrealized Losses	(1.7)	(19.3)
Fair Market Value	79.7	274.9
Middle market loans and other private debt
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	61.6	85.9
Gross Unrealized Gains	0.1	0.0
Gross Unrealized Losses	(0.7)	(1.1)
Fair Market Value	61.0	84.8
Asset-backed securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	126.7	83.1
Gross Unrealized Gains	0.9	0.4
Gross Unrealized Losses	0.0	(0.6)
Fair Market Value	127.6	82.9
Global corporate securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	18.8	14.7
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(0.3)	(0.3)
Fair Market Value	$ 18.5	14.4
Short-term investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost		18.0
Gross Unrealized Gains		0.0
Gross Unrealized Losses		0.0
Fair Market Value		$ 18.0